SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.
1

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 45.6%
Asset Backed Securities - 29.1%
$ 7,388 Affirm Asset Securitization Trust,
1.07%, 08/15/25(a) $ 7,371
1,020,995 AFG ABS I, LLC, 6.30%, 09/16/30(a) 1,019,728
817,620 American Homes 4 Rent Trust, 3.68%,
12/17/36(a) 809,205
1,635,416 AMSR Trust, 1.63%, 07/17/37(a) 1,567,539
675,000 Auxilior Term Funding, LLC, 5.84%,
03/15/27(a) 675,005
1,600,000 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 1,606,951
1,482,308 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 1,478,558
100,000 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 100,084
870,461 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 873,312
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,594,171
1,295,000 CarMax Auto Owner Trust, 5.50%,
01/16/29 1,301,902
50,897 Carvana Auto Receivables Trust, 0.49%,
03/10/26 50,798
694,652 Cascade Funding Mortgage Trust,
4.00%, 10/25/68(a)(b) 688,060
791,114 CCG Receivables Trust, 5.82%,
09/16/30(a) 792,652
2,100,000 CCG Receivables Trust, 6.28%,
04/14/32(a) 2,117,328
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 1,956,102
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29(a) 2,073,630
2,265,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28(a) 2,274,821
600,000 CNH Equipment Trust, 5.73%,
10/15/27(c) 600,175
343,750 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 322,180
274,906 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 259,495
313,076 CoreVest American Finance, Ltd.,
1.83%, 03/15/50(a) 307,905
344,531 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 326,551
223,822 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 225,606
1,900,000 Dell Equipment Finance Trust, 5.65%,
01/22/29(a) 1,904,470
Principal
Amount
Security
Description Value
$ 2,400,000 DLLAD, LLC, 4.79%, 01/20/28(a) $ 2,375,904
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,339,528
598,707 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) 524,680
1,350,000 First Help Financial, LLC, 5.69%,
02/15/30(a) 1,348,322
1,720,124 FirstKey Homes Trust, 1.34%,
08/17/37(a) 1,636,622
1,420,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,411,182
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 1,234,679
850,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 857,494
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,001,064
1,000,000 Huntington Auto Trust, 5.23%,
01/16/29(a) 997,176
1,013,394 Iowa Student Loan Liquidity Corp.,
6.13%, 08/25/70(c) 1,009,241
418,057 LAD Auto Receivables Trust, 5.68%,
10/15/26(a) 417,966
1,865,000 LAD Auto Receivables Trust, 6.12%,
09/15/27(a) 1,872,084
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 665,447
446,037 Navient Student Loan Trust, 7.04%,
10/15/31(a)(c) 447,335
967,672 Navient Student Loan Trust, 0.97%,
12/16/69(a) 841,417
1,028,971 NMEF Funding, LLC, 6.57%,
06/17/30(a) 1,034,687
862,019 NMEF Funding, LLC, 6.07%,
06/15/29(a) 863,537
847,252 North Texas Higher Education
Authority, Inc., 6.01%, 09/25/61(c) 835,163
1,134,936 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 1,050,542
1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) 1,964,335
880,000 Octane Receivables Trust, 5.80%,
07/20/32(a) 880,635
734,785 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26(a) 731,205
1,250,000 Porsche Financial Auto Securitization
Trust, 5.79%, 01/22/29(a) 1,255,737
1,948,163 Progress Residential Trust, 1.05%,
04/17/38(a) 1,803,434
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 1,497,376
876,000 Santander Drive Auto Receivables Trust,
4.43%, 03/15/27 870,656

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,310,000 SBNA Auto Receivables Trust, 5.32%,
12/15/28(a) $ 1,306,515
579,375 SLM Student Loan Trust, 6.61%,
10/25/24(c) 575,188
505,832 SLM Student Loan Trust, 7.26%,
04/15/29(c) 507,735
277,576 SLM Student Loan Trust, 7.31%,
07/25/28(c) 278,118
84,560 SMB Private Education Loan Trust,
2.70%, 05/15/31(a) 83,897
523,730 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 449,020
279,618 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 272,024
688,661 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 586,439
335,406 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 321,155
222,011 Tricon American Homes Trust, 2.75%,
03/17/38(a) 212,211
536,300 UNIFY Auto Receivables Trust, 0.98%,
07/15/26(a) 532,439
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 1,306,965
1,085,000 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 1,088,552
63,221,305
Non-Agency Commercial Mortgage Backed Securities - 11.4%
938,282 BANK 2019-BNK16, 3.93%, 02/15/52 935,765
1,033,153 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,023,929
940,000 BX Trust, 6.39%, 09/15/36(a)(c) 926,243
811,134 BX Trust, 6.29%, 11/15/38(a)(c) 801,502
390,794 BX Trust, 6.14%, 01/15/34(a)(c) 387,269
1,100,000 BXHPP Trust, 6.09%, 08/15/36(a)(c) 1,056,503
837,768 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 800,896
630,823 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 612,687
1,993,963 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,939,267
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 6.39%, 10/15/36(a)(c) 1,777,500
445,468 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44(a)(b) 4
94,457 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46(a)(b) 93,260
214,321 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 210,066
48,886 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 48,494
Principal
Amount
Security
Description Value
$ 224,527 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52(a) $ 223,920
157,244 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52(a) 156,254
1,770,220 KNDR 2021-KIND A, 6.39%,
08/15/38(a)(c) 1,741,062
838,877 MHC Commercial Mortgage Trust,
6.24%, 04/15/38(a)(c) 832,068
609,666 ReadyCap Commercial Mortgage Trust
CLO, 6.99%, 01/25/37(a)(c) 606,999
1,375,000 SREIT Trust, 6.02%, 07/15/36(a)(c) 1,356,968
604,894 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(b) 561,592
394,603 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(b) 353,950
923,604 Tricon Residential Trust, 3.86%,
04/17/39(a) 884,608
1,276,145 TRTX Issuer, Ltd. CLO, 6.98%,
02/15/39(a)(c) 1,267,350
1,450,000 VASA Trust, 6.34%, 07/15/39(a)(c) 1,340,405
882,539 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(b) 742,726
874,874 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(b) 877,654
1,150,000 Wells Fargo Commercial Mortgage
Trust, 5.31%, 07/15/35(a)(b) 1,128,169
2,145,000 WSTN Trust, 6.52%, 07/05/37(a)(b) 2,150,429
24,837,539
Non-Agency Residential Mortgage Backed Securities - 5.1%
691,385 Angel Oak Mortgage Trust, 3.35%,
01/25/67(a)(b) 635,534
214,830 BRAVO Residential Funding Trust,
6.09%, 11/25/69(a)(c) 213,899
424,010 BRAVO Residential Funding Trust,
6.09%, 01/25/70(a)(c) 422,370
260,411 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(b) 249,598
374,330 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(b) 327,788
139,822 Cascade Funding Mortgage Trust,
2.80%, 06/25/69(a)(b) 138,536
314,043 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 299,423
376,985 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(b) 359,816
36,348 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(b) 34,205
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 1,101
148,459 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(b) 138,626

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.58%,
02/25/33(c) $ 159,867
127,053 CSMLT Trust, 2.97%, 10/25/30(a)(b) 118,148
493,356 Finance of America HECM Buyout,
2.69%, 02/25/32(a)(b) 482,396
514,072 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 496,718
106,531 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(b) 104,933
702,062 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(b) 671,352
233,736 MFRA Trust, 1.79%, 08/25/49(a)(b) 217,468
238,218 MFRA Trust, 0.85%, 01/25/56(a)(b) 223,235
487,191 MFRA Trust, 3.91%, 04/25/66(a)(d) 465,971
243,086 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(b) 233,053
21,911 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(b) 20,340
36,133 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(b) 33,692
60,109 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(b) 55,677
407,752 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(b) 366,028
1,793,356 RCKT Mortgage Trust, 6.14%,
04/25/44(a)(b) 1,791,681
11,679 Residential Accredit Loans, Inc. Trust
REMIC, 4.75%, 01/05/25(c) 8,875
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/05/25 4,875
177,444 RMF Buyout Issuance Trust, 1.26%,
11/25/31(a)(b) 174,099
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(b) 621,754
661,310 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(b) 631,826
155,085 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(b) 150,695
514,923 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(b) 492,604
827,423 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(b) 754,773
11,100,956
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $101,290,975) 99,159,800
Corporate Bonds - 29.2%
Communication Services - 2.6%
2,304,000 AT&T, Inc., 1.70%, 03/25/26 2,162,801
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,363,288
Principal
Amount
Security
Description Value
$ 835,000 Netflix, Inc., 4.38%, 11/15/26 $ 819,896
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 599,803
575,000 Verizon Communications, Inc., 4.13%,
03/16/27 560,505
5,506,293
Consumer Discretionary - 4.0%
250,000 AMC Networks, Inc., 4.25%, 02/15/29 168,655
300,000 Carnival Corp., 4.00%, 08/01/28(a) 281,735
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,019,307
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 973,325
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 896,839
575,000 Harley-Davidson Financial Services,
Inc., 5.95%, 06/11/29(a) 573,781
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,047,600
216,000 Mileage Plus Holdings, LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 06/20/27(a) 216,431
1,200,000 Newell Brands, Inc., 5.70%, 04/01/26 1,185,244
1,100,000 Tapestry, Inc., 7.00%, 11/27/26 1,130,506
435,000 Warnermedia Holdings, Inc., 4.05%,
03/15/29 401,719
8,895,142
Consumer Staples - 0.8%
1,225,000 Campbell Soup Co., 5.20%, 03/19/27 1,226,839
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 424,213
1,651,052
Energy - 1.5%
950,000 Energy Transfer LP, 5.63%, 05/01/27(a) 945,752
1,655,000 Energy Transfer LP, 4.95%, 05/15/28 1,629,918
800,000 Range Resources Corp., 4.88%,
05/15/25 795,076
3,370,746
Financials - 13.4%
730,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 720,848
2,300,000 Bank of America Corp., 3.71%,
04/24/28(b) 2,202,968
784,000 CBRE Services, Inc., 4.88%, 03/01/26 774,413
860,000 CBRE Services, Inc., 5.50%, 04/01/29 864,465
425,000 Citigroup, Inc., 5.17%, 02/13/30(b) 422,524
1,880,000 Citigroup, Inc., 1.46%, 06/09/27(b) 1,742,436
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 550,162
2,195,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28(b) 2,098,808
2,000,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 1,953,484

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 900,000 JPMorgan Chase & Co., 3.54%,
05/01/28(b) $ 858,933
1,285,000 JPMorgan Chase & Co., 5.04%,
01/23/28(b) 1,278,046
1,410,000 KeyCorp, MTN, 2.25%, 04/06/27 1,281,518
440,000 Morgan Stanley, 2.19%, 04/28/26(b) 427,303
2,155,000 Morgan Stanley, 5.45%, 07/20/29(b) 2,168,293
418,000 NNN REIT, Inc., 4.00%, 11/15/25 409,290
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,004,404
590,000 Oracle Corp., 5.80%, 11/10/25 592,796
1,750,000 Regions Financial Corp., 5.72%,
06/06/30(b) 1,748,955
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(b)(e) 2,008,202
1,735,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(b) 1,701,609
1,465,000 U.S. Bancorp, 5.78%, 06/12/29(b) 1,487,182
540,000 U.S. Bancorp, 5.73%, 10/21/26(b) 540,920
2,145,000 Wells Fargo & Co., 4.81%, 07/25/28(b) 2,115,366
28,952,925
Health Care - 0.2%
370,000 Little Co. of Mary Hospital of Indiana,
Inc., 1.58%, 11/01/24 364,016
Industrials - 2.7%
575,000 Clean Harbors, Inc., 4.88%, 07/15/27(a) 556,564
1,825,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 1,795,841
200,000 Roper Technologies, Inc., 1.00%,
09/15/25 189,463
1,840,000 RTX Corp., 3.50%, 03/15/27 1,763,080
625,000 The Boeing Co., 6.30%, 05/01/29(a) 633,788
1,073,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25(a) 1,052,297
5,991,033
Information Technology - 0.5%
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 216,148
965,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 942,123
1,158,271
Materials - 1.5%
1,740,000 Albemarle Corp., 4.65%, 06/01/27 1,711,984
1,560,000 The Mosaic Co., 5.38%, 11/15/28 1,565,581
3,277,565
Utilities - 2.0%
1,550,000 Duke Energy Corp., 4.85%, 01/05/27 1,538,029
625,000 Duke Energy Corp., 3.15%, 08/15/27 589,350
650,000 FirstEnergy Corp., 4.15%, 07/15/27 623,707
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,522,358
4,273,444
Total Corporate Bonds (Cost $64,204,267) 63,440,487
Principal
Amount
Security
Description Value
Government & Agency Obligations - 24.3%
GOVERNMENT SECURITIES - 22.4%
Municipals - 1.3%
$ 325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 $ 322,940
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 529,932
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 225,918
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,313,713
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 212,179
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 155,262
2,759,944
U.S. Treasury Securities - 21.1%
25,490,000 U.S. Treasury Note, 2.25%, 02/15/27 24,031,295
3,350,000 U.S. Treasury Note, 4.13%, 07/31/28 3,314,537
11,030,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 10,270,826
8,900,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 8,391,379
46,008,037
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp. - 1.1%
211,643 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 188,351
210,041 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 204,029
654,821 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(b) 596,664
1,240,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,190,381
284,056 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 48,011
68,343 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 4,067
77,524 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 8,555
87,041 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 85,789
2,325,847

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Federal National Mortgage Association - 0.0%
$ 47,311 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 $ 46,094
158,818 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39(b) 865
46,959
Government National Mortgage Association - 0.8%
1,221,734 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,217,279
132,028 Government National Mortgage
Association #559220, 7.00%,
01/15/33 131,648
92,743 Government National Mortgage
Association #610022, 5.60%,
08/15/34 92,347
342,640 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 342,980
1,784,254
Total Government & Agency Obligations (Cost
$53,774,654) 52,925,041
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
400 U.S. Bancorp, Series A (callable at 1,000
beginning 07/29/24), 16.71%(b)(e) 344,400
Total Preferred Stocks (Cost $410,420) 344,400
Short-Term Investments - 0.7%
Investment Company - 0.7%
1,600,617 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.19%(f) 1,600,617
Total Short-Term Investments (Cost $1,600,617) 1,600,617
Investments, at value - 100.0% (Cost $221,280,933) 217,470,345
Other assets in excess of liabilities - 0.0% 95,233
NET ASSETS - 100.0% $ 217,565,578
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2024, the aggregate value of these liquid securities were $94,310,151 or 43.4% of net assets.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30,
2024.
(c) Floating rate security. Rate presented is as of June 30, 2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30,
2024.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 19.8%
Asset Backed Securities - 8.0%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 884,168
1,225,000 ARM Master Trust, 2.43%, 11/15/27(a) 1,191,881
548,218 Capital Automotive, 1.44%,
08/15/51(a) 500,438
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 781,228
329,800 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 274,092
601,604 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 570,208
514,602 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 485,834
426,702 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 380,878
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 836,163
853,097 Home Partners of America Trust,
2.20%, 01/17/41(a) 747,833
379,753 Navient Student Loan Trust, 7.04%,
10/15/31(a)(b) 380,858
437,081 Navient Student Loan Trust, 1.11%,
02/18/70(a) 373,665
253,461 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 232,168
453,092 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 410,395
809,368 Progress Residential Trust, 1.52%,
07/17/38(a) 747,425
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 598,951
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 398,251
469,212 SLM Student Loan Trust, 6.61%,
10/25/24(b) 465,821
684,228 SLM Student Loan Trust, 7.26%,
04/15/29(b) 686,803
49,633 SMB Private Education Loan Trust,
2.70%, 05/15/31(a) 49,244
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(a) 553,745
1,167,335 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,032,807
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 882,675
13,465,531
Principal
Amount
Security
Description Value
Non-Agency Commercial Mortgage Backed Securities - 4.0%
$ 1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37(a)(c) $ 1,079,033
790,000 BX Trust, 6.39%, 09/15/36(a)(b) 778,438
709,467 CD Commercial Mortgage Trust,
4.21%, 08/15/51 693,402
790,000 Goldman Sachs Mortgage Securities
Trust, 6.33%, 11/15/36(a)(b) 780,866
674,740 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44(a)(c) 7
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 946,409
600,924 MHC Commercial Mortgage Trust,
6.29%, 05/15/38(a)(b) 596,046
638,500 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 592,792
304,408 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 273,047
609,079 Tricon Residential Trust, 3.86%,
04/17/39(a) 583,363
486,041 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 487,585
6,810,988
Non-Agency Residential Mortgage Backed Securities - 7.8%
288,048 BRAVO Residential Funding Trust,
6.09%, 11/25/69(a)(b) 286,800
1,040,994 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 911,562
217,519 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 207,392
309,048 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 294,973
250,889 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 236,098
73,637 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 71,851
14,523 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 13,860
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 1,101
731,645 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 646,987
804,846 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 700,551

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.58%,
02/25/33(b) $ 159,867
122,166 CSMLT Trust, 2.97%, 10/25/30(a)(c) 113,604
777,480 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 751,233
633,822 Flagstar Mortgage Trust, 2.50%,
04/25/51(a)(c) 546,482
650,386 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 564,176
111,138 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 109,471
940,498 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 815,608
806,878 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 694,247
517,172 MFRA Trust, 3.91%, 04/25/66(a)(d) 494,647
279,983 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 264,011
215,857 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 198,095
120,849 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 112,189
91,975 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 85,762
214,217 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 198,422
614,797 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 541,667
1,325,598 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,143,031
775,594 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 669,079
916,147 PSMC Trust, 2.50%, 08/25/51(a)(c) 796,628
13,711 Residential Accredit Loans, Inc. Trust
REMIC, 4.75%, 01/05/25(b) 10,420
782,563 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 673,256
191,332 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 181,753
789,069 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 674,792
13,169,615
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $36,661,548) 33,446,134
Corporate Bonds - 26.1%
Communication Services - 1.7%
805,000 Alphabet, Inc., 2.25%, 08/15/60 445,585
1,065,000 AT&T, Inc., 4.30%, 12/15/42 885,026
1,180,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,096,992
Principal
Amount
Security
Description Value
$ 785,000 Verizon Communications, Inc., 3.55%,
03/22/51 $ 564,915
2,992,518
Consumer Discretionary - 3.6%
1,295,000 Dollar General Corp., 3.50%, 04/03/30 1,182,863
300,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 291,997
600,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 597,892
980,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 847,769
1,550,000 McDonald's Corp., 3.63%, 09/01/49 1,123,518
335,000 Newell Brands, Inc., 5.70%, 04/01/26 330,881
445,000 Tapestry, Inc., 7.70%, 11/27/30 464,981
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,008,404
5,848,305
Consumer Staples - 1.0%
1,370,000 Campbell Soup Co., 2.38%, 04/24/30 1,178,817
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 510,984
1,689,801
Energy - 0.9%
1,195,000 Energy Transfer LP, 5.55%, 05/15/34 1,182,669
480,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 402,997
1,585,666
Financials - 9.5%
1,400,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,183,170
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,104,843
1,240,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,190,723
1,444,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,220,825
1,175,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,167,976
1,155,000 KeyCorp, MTN, 2.25%, 04/06/27 1,049,754
1,225,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,180,912
1,145,000 Regions Financial Corp., 1.80%,
08/12/28 989,012
1,100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 1,087,652
947,000 The Chubb Corp., 6.80%, 11/15/31 1,039,493
1,395,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,191,417
1,210,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,158,897
525,000 U.S. Bancorp, 4.84%, 02/01/34(c) 497,720
895,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49(c)(e) 867,881

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,365,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) $ 1,181,367
16,111,642
Industrials - 4.2%
1,399,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,180,091
460,000 BMW Finance NV, 2.85%, 08/14/29(a) 415,701
1,225,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,076,381
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,108,939
1,212,000 RTX Corp., 4.88%, 10/15/40 1,099,721
280,000 The Boeing Co., 6.53%, 05/01/34(a) 286,692
815,000 TTX Co., 4.60%, 02/01/49(a) 721,040
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,108,481
6,997,046
Information Technology - 2.3%
368,000 eBay, Inc., 3.60%, 06/05/27 353,189
1,190,000 Oracle Corp., 2.30%, 03/25/28 1,075,884
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 960,186
448,000 TSMC Global, Ltd., 1.38%, 09/28/30(a) 362,462
1,320,000 Xilinx, Inc., 2.38%, 06/01/30 1,142,560
3,894,281
Materials - 1.0%
550,000 Albemarle Corp., 5.05%, 06/01/32 528,028
376,000 Albemarle Corp., 5.45%, 12/01/44 342,240
819,000 The Mosaic Co., 5.45%, 11/15/33 810,866
1,681,134
Real Estate - 0.6%
1,125,000 NNN REIT, Inc., 4.30%, 10/15/28 1,084,117
Utilities - 1.3%
1,090,000 Duke Energy Corp., 5.75%, 09/15/33 1,106,877
340,000 NiSource, Inc., 5.35%, 04/01/34 333,466
670,093 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 643,333
2,083,676
Total Corporate Bonds (Cost $47,915,858) 43,968,186
Government & Agency Obligations - 53.6%
GOVERNMENT SECURITIES - 23.7%
Municipals - 1.0%
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 342,498
480,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 487,080
260,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 263,451
Principal
Amount
Security
Description Value
$ 225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 $ 226,480
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 439,031
1,758,540
Treasury Inflation Index Securities - 0.4%
717,831 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 699,540
U.S. Treasury Securities - 22.3%
9,400,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,167,719
8,225,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 7,059,363
16,550,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 13,892,949
2,970,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 2,857,233
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,581,130
37,558,394
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 29.9%
Federal Home Loan Mortgage Corp. - 13.5%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) 667,386
356,780 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 336,548
614,823 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 562,904
297,646 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 271,211
659,490 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 585,535
3,763 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 3,708
915,736 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 759,153
1,067,606 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 978,851
1,623,150 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,532,493
1,419,390 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,383,538
1,488,882 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,506,940
1,635,713 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,513,403
2,130,902 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,896,947
2,861,295 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,633,021
1,855,877 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,761,411

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 95,561 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 $ 94,036
98,742 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 97,109
895,649 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 789,877
252,669 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 245,431
303,567 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 284,388
606,883 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 568,442
699,215 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 118,180
120,401 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 116,962
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 906,712
528,402 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 502,277
677,805 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 599,581
421,052 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 373,830
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,322,422
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 444,948
22,857,244
Federal National Mortgage Association - 12.8%
67,149 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 66,236
56,495 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 54,878
5,602 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,599
50,610 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 49,161
328,117 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 289,368
903 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 897
111,318 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 108,130
20,443 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 20,905
247,759 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 233,810
80,426 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 76,014
Principal
Amount
Security
Description Value
$ 161,906 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) $ 153,323
1,158,770 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,050,803
1,183,699 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,065,852
267,087 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 250,766
361,249 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 349,539
296,575 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 279,350
356,375 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 307,678
346,528 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 312,651
1,048,640 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 896,884
1,332,803 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,147,279
471,819 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 459,200
2,919,012 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,491,587
2,107,093 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,874,915
1,764,187 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,632,509
1,003,447 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 856,513
2,127,252 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,891,089
1,145,730 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,117,724
1,754,695 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,710,869
246,675 Federal National Mortgage Association
Interest Only, 2.71%, 01/25/39(c) 1,343
726,047 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 638,660
435,642 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(c) 416,956
132,203 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 128,427
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 896,114
784,777 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 781,687
21,616,716
Government National Mortgage Association - 1.5%
346,377 Government National Mortgage
Association, 2.85%, 04/16/50 329,406

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 376,122 Government National Mortgage
Association, 3.50%, 01/20/69(c) $ 359,400
823,967 Government National Mortgage
Association #786915, 5.50%,
09/20/53 825,697
368,417 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 321,133
675,663 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 676,331
2,511,967
Mortgage Securities - 2.1%
1,953,485 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,841,896
1,984,700 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,692,028
3,533,924
Total Government & Agency Obligations (Cost
$98,025,427) 90,536,325
Shares
Security
Description Value
Short-Term Investments - 0.1%
Investment Company - 0.1%
123,734 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.19%(g) 123,734
Total Short-Term Investments (Cost $123,734) 123,734
Investments, at value - 99.6% (Cost $182,726,567) 168,074,379
Other assets in excess of liabilities - 0.4% 683,978
NET ASSETS - 100.0% $ 168,758,357
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2024, the aggregate value of these liquid securities were $35,021,519 or
20.8% of net assets.
(b) Floating rate security. Rate presented is as of June 30, 2024.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.5%
GOVERNMENT SECURITIES - 97.0%
Municipals - 97.0%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 111,069
Colorado - 0.3%
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 169,558
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 266,546
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 222,888
489,434
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 228,828
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 249,860
478,688
Multi-State and Other - 0.4%
199,901 Federal Home Loan Mortgage
Corporation, Multi-State and Other
RB, 4.68%, 10/25/40(a) 205,979
Nebraska - 88.9%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 254,333
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 282,155
200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 205,257
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 355,135
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 183,744
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 371,786
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 303,376
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 290,597
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 202,891
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 293,573
200,000 City of Bellevue NE, Nebraska GO,
5.00%, 09/15/30 216,084
Principal
Amount
Security
Description Value
$ 350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 $ 312,042
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 218,838
270,000 City of Blair NE, Nebraska GO, 5.00%,
06/15/28 285,909
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 49,790
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 105,352
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 332,662
250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 267,509
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 128,507
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 196,713
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 130,059
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 349,362
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 239,295
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 341,329
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 153,745
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 439,483
400,000 City of Hickman NE, Nebraska GO,
4.00%, 02/15/25 398,970
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 301,801
100,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 95,797
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 355,134
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 371,361
150,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 157,804
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 229,982
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 153,748

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 $ 143,554
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 190,307
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 353,838
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 47,123
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 187,376
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 374,422
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 225,518
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 564,097
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 575,646
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 372,629
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 243,822
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 188,941
90,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 89,358
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 360,488
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 270,364
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 303,431
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 442,952
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 238,420
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 121,143
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 307,469
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 244,291
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 180,786
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 405,689
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 252,978
Principal
Amount
Security
Description Value
$ 250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 $ 268,404
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 332,193
370,000 Dodge County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 401,338
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,156,062
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 324,564
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 176,718
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 568,596
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 246,005
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 90,630
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 243,456
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 210,766
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 257,545
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 06/15/34 231,252
325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 327,417
175,000 Douglas County School District No. 54,
Nebraska GO, 5.00%, 12/15/29 189,277
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 252,884
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 676,728
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 750,352
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 289,295
250,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/37 286,954
155,000 Gretna Fire Protection District,
Nebraska GO, 3.20%, 06/01/28 146,555
200,000 Gretna Public Schools, Nebraska GO,
5.00%, 12/15/30 210,090
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 539,157

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 $ 374,190
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 493,105
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 712,055
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 149,357
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 290,770
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 151,606
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 306,295
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 299,793
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 215,181
275,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 280,985
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 492,105
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 951,418
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 272,365
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 518,141
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 118,648
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 326,061
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 355,745
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 294,221
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 224,119
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 210,276
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 464,631
Principal
Amount
Security
Description Value
$ 150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 $ 148,206
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 98,704
265,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 254,191
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 138,553
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 203,134
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 312,110
455,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/29 488,894
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 425,686
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 310,151
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 409,400
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 617,341
200,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 205,256
210,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 212,539
160,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 172,915
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 393,654
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 344,800
500,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 546,421
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 776,987
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 513,581
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 167,792
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 580,789
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 262,569
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 693,874
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 446,581

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 $ 269,566
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 225,561
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 343,123
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 764,798
145,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 140,293
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 79,739
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 94,435
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 90,964
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 293,385
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 291,832
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 304,458
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 302,471
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 404,657
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 285,362
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 268,742
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 506,485
100,000 Village of Alda NE, Nebraska GO,
4.00%, 12/15/24 99,770
140,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 136,080
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 399,515
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,662,244
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 188,585
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 176,236
265,000 Wayne County School District No. 17,
Nebraska GO, 5.00%, 12/15/28 280,896
Principal
Amount
Security
Description Value
$ 250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 $ 278,064
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 94,639
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 436,155
48,078,253
New York - 0.7%
325,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 361,964
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 458,409
South Dakota - 1.2%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 418,764
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 238,056
656,820
Texas - 1.0%
200,000 City of Austin TX Electric Utility
Revenue, Texas RB, 5.00%, 11/15/36 227,448
160,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 181,314
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 147,640
556,402
Wisconsin - 1.6%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 408,021
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 479,419
887,440
52,454,016
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 1.5%
292,305 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 240,409
580,897 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 541,102
781,511
Total Government & Agency Obligations (Cost
$55,765,627) 53,235,527

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
592,922 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.19%(c) $ 592,922
Total Short-Term Investments (Cost $592,922) 592,922
Investments, at value - 99.6% (Cost $56,358,549) 53,828,449
Other assets in excess of liabilities - 0.4% 238,760
NET ASSETS - 100.0% $ 54,067,209
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2024.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30,
2024, the aggregate value of these liquid securities were $240,409 or 0.4%
of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 62.0%
Communication Services - 5.0%
13,300 Alphabet, Inc., Class C $ 2,439,486
1,950 Comcast Corp., Class A 76,362
2,425 Meta Platforms, Inc., Class A 1,222,734
11,750 Verizon Communications, Inc. 484,570
4,223,152
Consumer Discretionary - 6.5%
11,405 Amazon.com, Inc.(a) 2,204,016
125 Booking Holdings, Inc. 495,188
9,950 Gentex Corp. 335,415
4,805 NIKE, Inc., Class B 362,153
340 O'Reilly Automotive, Inc.(a) 359,060
1,115 Pool Corp. 342,673
2,480 Royal Caribbean Cruises, Ltd.(a) 395,386
2,130 The Home Depot, Inc. 733,231
10,450 Upbound Group, Inc., Class A 320,815
5,547,937
Consumer Staples - 3.4%
4,465 Church & Dwight Co., Inc. 462,931
1,376 Constellation Brands, Inc., Class A 354,017
915 Costco Wholesale Corp. 777,741
6,295 Lamb Weston Holdings, Inc. 529,284
11,430 Walmart, Inc. 773,925
2,897,898
Energy - 2.6%
1,890 Diamondback Energy, Inc. 378,359
3,380 EOG Resources, Inc. 425,441
8,610 Exxon Mobil Corp. 991,183
2,750 Phillips 66 388,217
2,183,200
Financials - 7.9%
4,570 Brown & Brown, Inc. 408,604
2,210 Chubb, Ltd. 563,727
2,635 CME Group, Inc. 518,041
10,500 Equitable Holdings, Inc. 429,030
7,200 First American Financial Corp. 388,440
3,725 Fiserv, Inc.(a) 555,174
5,200 JPMorgan Chase & Co. 1,051,752
1,810 Mastercard, Inc., Class A 798,499
1,035 Moody's Corp. 435,662
6,030 Morgan Stanley 586,056
6,900 Synchrony Financial 325,611
11,300 Wells Fargo & Co. 671,107
6,731,703
Health Care - 7.1%
6,210 Abbott Laboratories 645,281
2,040 Amgen, Inc. 637,398
6,000 AMN Healthcare Services, Inc.(a) 307,380
6,560 Edwards Lifesciences Corp.(a) 605,947
1,452 Eli Lilly & Co. 1,314,612
525 Humana, Inc. 196,166
Shares
Security
Description Value
4,240 Jazz Pharmaceuticals PLC(a) $ 452,535
4,250 Lantheus Holdings, Inc.(a) 341,233
1,360 Thermo Fisher Scientific, Inc. 752,080
800 United Therapeutics Corp.(a) 254,840
2,980 Zoetis, Inc. 516,613
6,024,085
Industrials - 6.2%
4,175 AMETEK, Inc. 696,014
1,050 Cintas Corp. 735,273
23,000 CSX Corp. 769,350
7,670 MasTec, Inc.(a) 820,614
1,215 Paycom Software, Inc. 173,794
8,457 RTX Corp. 848,998
7,240 The Timken Co. 580,141
2,935 Waste Management, Inc. 626,153
5,250,337
Information Technology - 19.3%
1,435 Adobe, Inc.(a) 797,200
10,700 Amphenol Corp., Class A 720,859
16,750 Apple, Inc. 3,527,885
2,440 CDW Corp. 546,170
3,772 Entegris, Inc. 510,729
2,000 Manhattan Associates, Inc.(a) 493,360
6,500 Microchip Technology, Inc. 594,750
8,710 Microsoft Corp. 3,892,934
12,658 Napco Security Technologies, Inc. 657,583
30,340 NVIDIA Corp. 3,748,204
4,545 QUALCOMM, Inc. 905,273
16,394,947
Materials - 1.6%
4,240 Berry Global Group, Inc. 249,524
2,275 FMC Corp. 130,926
1,470 Linde PLC 645,051
52,831 PureCycle Technologies, Inc.(a) 312,759
1,338,260
Real Estate - 1.2%
1,985 American Tower Corp. REIT 385,844
8,090 First Industrial Realty Trust, Inc. REIT 384,356
2,285 Sun Communities, Inc. REIT 274,977
1,045,177
Utilities - 1.2%
2,215 American Water Works Co., Inc. 286,089
2,230 Atmos Energy Corp. 260,130
6,340 NextEra Energy, Inc. 448,935
995,154
Total Common Stocks (Cost $24,408,190) 52,631,850

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 9.2%
Asset Backed Securities - 5.3%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) $ 142,756
175,788 American Homes 4 Rent Trust, 3.68%,
12/17/36(b) 173,979
40,481 AMSR Trust, 1.63%, 07/17/37(b) 38,800
130,000 Auxilior Term Funding, LLC, 5.84%,
03/15/27(b) 130,001
157,214 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 156,817
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 176,013
52,961 Cascade Funding Mortgage Trust,
4.00%, 10/25/68(b)(c) 52,458
81,329 CCG Receivables Trust, 5.82%,
09/16/30(b) 81,488
120,000 CCG Receivables Trust, 6.28%,
04/14/32(b) 120,990
93,077 CCG Receivables Trust, 3.91%,
07/16/29(b) 92,068
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 221,606
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 103,588
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 284,616
285,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 286,236
24,991 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 23,591
26,254 CoreVest American Finance, Ltd.,
1.83%, 03/15/50(b) 25,820
27,538 DLLMT, LLC, 1.00%, 07/21/25(b) 27,248
39,914 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 34,979
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 173,629
200,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 198,758
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 169,271
230,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 232,028
135,000 Huntington Auto Trust, 5.23%,
01/16/29(b) 134,619
100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) 99,914
225,000 LAD Auto Receivables Trust, 6.12%,
09/15/27(b) 225,855
44,880 Navient Student Loan Trust, 7.04%,
10/15/31(b)(d) 45,010
Principal
Amount
Security
Description Value
$ 32,482 NMEF Funding, LLC, 6.07%,
06/15/29(b) $ 32,539
72,942 North Texas Higher Education
Authority, Inc., 6.01%, 09/25/61(d) 71,901
115,000 Octane Receivables Trust, 5.80%,
07/20/32(b) 115,083
119,317 Progress Residential Trust, 1.52%,
07/17/38(b) 110,186
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(b) 199,650
76,778 SLM Student Loan Trust, 7.26%,
04/15/29(d) 77,067
7,636 SMB Private Education Loan Trust,
2.70%, 05/15/31(b) 7,576
157,323 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 133,971
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(b) 65,146
115,089 Tricon American Homes Trust, 1.48%,
11/17/39(b) 101,826
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(b) 170,474
4,537,557
Non-Agency Commercial Mortgage Backed Securities - 2.9%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37(b)(c) 140,743
106,684 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 105,732
83,027 BX Commercial Mortgage Trust,
6.34%, 02/15/39(b)(d) 82,093
160,000 BX Trust, 6.39%, 09/15/36(b)(d) 157,658
103,120 CD Commercial Mortgage Trust,
4.21%, 08/15/51 100,785
175,000 Goldman Sachs Mortgage Securities
Trust, 6.33%, 11/15/36(b)(d) 172,977
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 160,390
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 177,729
42,524 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52(b) 42,409
16,861 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52(b) 16,755
143,799 KNDR 2021-KIND A, 6.39%,
08/15/38(b)(d) 141,431
101,611 ReadyCap Commercial Mortgage Trust
CLO, 6.99%, 01/25/37(b)(d) 101,167
75,000 SREIT Trust, 6.02%, 07/15/36(b)(d) 74,016
65,234 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(c) 60,564

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 129,804 Tricon Residential Trust, 3.86%,
04/17/39(b) $ 124,323
98,926 TRTX Issuer, Ltd. CLO, 6.98%,
02/15/39(b)(d) 98,244
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 141,747
92,574 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(c) 77,908
235,000 Wells Fargo Commercial Mortgage
Trust, 5.31%, 07/15/35(b)(c) 230,539
220,000 WSTN Trust, 6.52%, 07/05/37(b)(c) 220,557
2,427,767
Non-Agency Residential Mortgage Backed Securities - 1.0%
92,185 Angel Oak Mortgage Trust, 3.35%,
01/25/67(b)(c) 84,738
142,602 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(c) 124,872
8,474 Cascade Funding Mortgage Trust,
2.80%, 06/25/69(b)(c) 8,396
133,850 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(c) 120,252
33,303 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(c) 31,786
11,303 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(c) 10,637
95,885 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(c) 84,790
27,717 Finance of America HECM Buyout,
2.69%, 02/25/32(b)(c) 27,101
84,971 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(b) 82,102
12,669 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 12,479
21,102 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(c) 19,546
151,534 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(c) 133,509
110,522 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(c) 100,818
841,026
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $8,112,293) 7,806,350
Corporate Bonds - 11.0%
Communication Services - 1.0%
303,000 AT&T, Inc., 4.30%, 02/15/30 290,285
310,000 Meta Platforms, Inc., 3.85%, 08/15/32 288,193
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 308,234
886,712
Consumer Discretionary - 1.5%
310,000 Dollar General Corp., 3.50%, 04/03/30 283,156
Principal
Amount
Security
Description Value
$ 200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 $ 199,298
330,000 McDonald's Corp., 2.13%, 03/01/30 283,253
50,000 Newell Brands, Inc., 5.70%, 04/01/26 49,385
50,000 Starbucks Corp., 2.00%, 03/12/27 46,113
175,000 Tapestry, Inc., 7.70%, 11/27/30 182,858
335,000 The Walt Disney Co., 2.65%, 01/13/31 292,398
1,336,461
Consumer Staples - 0.5%
250,000 Campbell Soup Co., 2.38%, 04/24/30 215,113
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27(b) 155,417
370,530
Financials - 4.4%
345,000 Bank of America Corp., 2.69%,
04/22/32(c) 291,567
326,000 CBRE Services, Inc., 2.50%, 04/01/31 270,811
300,000 Citigroup, Inc., 3.89%, 01/10/28(c) 289,585
270,000 CME Group, Inc., 3.00%, 03/15/25 265,752
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 250,074
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 295,906
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30(c) 300,828
150,000 KeyCorp, MTN, 2.25%, 04/06/27 136,332
285,000 Morgan Stanley, 4.89%, 07/20/33(c) 274,743
225,000 Regions Financial Corp., 1.80%,
08/12/28 194,347
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 98,877
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 216,805
305,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 294,734
75,000 U.S. Bancorp, 4.84%, 02/01/34(c) 71,103
170,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49(c)(e) 164,849
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 298,587
3,714,900
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 102,379
37,000 Becton Dickinson & Co., 3.73%,
12/15/24 36,676
139,055
Industrials - 2.0%
265,000 Agilent Technologies, Inc., 2.10%,
06/04/30 223,534
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 207,850

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 $ 295,975
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 244,965
175,000 Union Pacific Corp., 3.95%, 09/10/28 169,387
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25(b) 245,176
285,000 Waste Management, Inc., 1.50%,
03/15/31 228,099
1,614,986
Information Technology - 1.5%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 143,162
305,000 eBay, Inc., 3.60%, 06/05/27 292,725
185,000 Oracle Corp., 2.30%, 03/25/28 167,259
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 283,948
70,000 TSMC Global, Ltd., 1.38%, 09/28/30(b) 56,635
345,000 Xilinx, Inc., 2.38%, 06/01/30 298,624
1,242,353
Total Corporate Bonds (Cost $9,948,720) 9,304,997
Government & Agency Obligations - 14.0%
GOVERNMENT SECURITIES - 13.6%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 100,056
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 43,973
144,029
Treasury Inflation Index Securities - 0.3%
280,923 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 272,452
U.S. Treasury Securities - 13.1%
50,000 U.S. Treasury Bond, 3.63%, 08/15/43 43,445
710,000 U.S. Treasury Note, 2.13%, 05/15/25 691,612
2,540,000 U.S. Treasury Note, 2.25%, 02/15/27 2,394,645
3,615,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,102,687
3,460,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 2,904,508
1,440,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,385,325
650,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 647,080
11,169,302
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp. - 0.3%
38,812 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(g) 37,701
9,426 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 9,291
Principal
Amount
Security
Description Value
$ 240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 $ 210,186
257,178
Federal National Mortgage Association - 0.1%
8,082 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 7,910
65,346 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(c) 62,543
70,453
Government National Mortgage Association - 0.0%
63,651 Government National Mortgage
Association, 3.50%, 01/20/69(c) 60,822
Total Government & Agency Obligations (Cost
$12,414,648) 11,974,236
Shares
Security
Description Value
Short-Term Investments - 3.7%
Investment Company - 3.7%
3,140,634 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.19%(h) 3,140,634
Total Short-Term Investments (Cost $3,140,634) 3,140,634
Investments, at value - 99.9% (Cost $58,024,485) 84,858,067
Other assets in excess of liabilities - 0.1% 44,199
NET ASSETS - 100.0% $ 84,902,266
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June
30, 2024, the aggregate value of these liquid securities were $7,569,299 or
8.9% of net assets.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2024.
(d) Floating rate security. Rate presented is as of June 30, 2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2024.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.9%
Communication Services - 1.2%
987 Nexstar Media Group, Inc., Class A $ 163,852
Consumer Discretionary - 14.0%
1,671 Burlington Stores, Inc.(a) 401,040
1,871 Dorman Products, Inc.(a) 171,159
5,741 Gentex Corp. 193,529
1,740 LGI Homes, Inc.(a) 155,713
3,619 Ollie's Bargain Outlet Holdings, Inc.(a) 355,277
1,419 Tractor Supply Co. 383,130
2,355 Wyndham Hotels & Resorts, Inc. 174,270
1,834,118
Consumer Staples - 3.6%
774 Casey's General Stores, Inc. 295,327
903 Lancaster Colony Corp. 170,640
465,967
Energy - 5.2%
9,470 CNX Resources Corp.(a) 230,121
8,483 Marathon Oil Corp. 243,207
4,890 SM Energy Co. 211,395
684,723
Financials - 15.6%
4,632 Atlantic Union Bankshares Corp. 152,161
2,413 Brown & Brown, Inc. 215,746
1,890 Cullen/Frost Bankers, Inc. 192,081
174 Markel Group, Inc.(a) 274,165
3,929 Moelis & Co., Class A 223,403
2,600 Selective Insurance Group, Inc. 243,958
3,051 SouthState Corp. 233,157
4,225 Stifel Financial Corp. 355,534
1,845 UMB Financial Corp. 153,910
2,044,115
Health Care - 9.9%
2,948 AMN Healthcare Services, Inc.(a) 151,026
4,870 Enovis Corp.(a) 220,124
613 ICON PLC(a) 192,157
1,851 Integer Holdings Corp.(a) 214,327
800 Molina Healthcare, Inc.(a) 237,840
2,716 Revvity, Inc. 284,800
1,300,274
Industrials - 23.0%
1,084 Broadridge Financial Solutions, Inc. 213,548
774 CACI International, Inc., Class A(a) 332,921
760 Carlisle Cos., Inc. 307,960
2,387 EnerSys 247,102
1,361 Enpro, Inc. 198,121
7,044 ExlService Holdings, Inc.(a) 220,900
2,284 Fortune Brands Innovations, Inc. 148,323
1,754 Franklin Electric Co., Inc. 168,945
2,071 ICF International, Inc. 307,461
1,529 Oshkosh Corp. 165,438
643 Quanta Services, Inc. 163,380
Shares
Security
Description Value
3,071 Robert Half, Inc. $ 196,482
1,684 Tetra Tech, Inc. 344,344
3,014,925
Information Technology - 15.5%
3,561 Ambarella, Inc.(a) 192,116
3,038 Blackbaud, Inc.(a) 231,404
2,103 Diodes, Inc.(a) 151,269
1,213 Littelfuse, Inc. 310,031
1,710 MKS Instruments, Inc. 223,292
1,008 Onto Innovation, Inc.(a) 221,317
3,832 Power Integrations, Inc. 268,968
1,426 PTC, Inc.(a) 259,061
1,187 Qualys, Inc.(a) 169,266
2,026,724
Materials - 3.4%
1,271 Balchem Corp. 195,670
2,316 RPM International, Inc. 249,387
445,057
Real Estate - 5.6%
3,761 Agree Realty Corp. REIT 232,956
1,148 Jones Lang LaSalle, Inc.(a) 235,662
2,213 Lamar Advertising Co., Class A REIT 264,520
733,138
Utilities - 1.9%
2,742 IDACORP, Inc. 255,417
Total Common Stocks (Cost $9,909,064) 12,968,310
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
153,848 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.19%(b) 153,848
Total Short-Term Investments (Cost $153,848) 153,848
Investments, at value - 100.1% (Cost $10,062,912) 13,122,158
Other liabilities in excess of assets - (0.1)% (8,229)
NET ASSETS - 100.0% $ 13,113,929

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2024 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.4%
Communication Services - 0.6%
860,718 Gray Television, Inc. $ 4,475,734
Consumer Discretionary - 13.0%
171,101 Acushnet Holdings Corp. 10,861,491
140,751 Boot Barn Holdings, Inc.(a) 18,147,026
128,968 Dorman Products, Inc.(a) 11,797,993
117,279 LGI Homes, Inc.(a) 10,495,298
177,671 Monarch Casino & Resort, Inc. 12,104,725
173,600 Ollie's Bargain Outlet Holdings, Inc.(a) 17,042,312
132,325 Patrick Industries, Inc. 14,363,879
94,812,724
Energy - 6.1%
593,783 CNX Resources Corp.(a) 14,428,927
373,194 Northern Oil & Gas, Inc. 13,871,621
376,908 SM Energy Co. 16,293,733
44,594,281
Financials - 16.8%
378,193 Atlantic Union Bankshares Corp. 12,423,640
194,595 Cass Information Systems, Inc. 7,797,422
159,818 Mercantile Bank Corp. 6,483,816
273,290 Moelis & Co., Class A 15,539,269
256,366 Origin Bancorp, Inc. 8,131,929
335,418 Seacoast Banking Corp. of Florida 7,929,282
175,243 Selective Insurance Group, Inc. 16,443,051
170,887 SouthState Corp. 13,059,185
212,805 Stewart Information Services Corp. 13,210,934
305,068 The Baldwin Insurance Group, Inc.,
Class A(a) 10,820,762
123,755 UMB Financial Corp. 10,323,642
122,162,932
Health Care - 13.1%
133,896 Addus HomeCare Corp.(a) 15,546,665
161,889 AMN Healthcare Services, Inc.(a) 8,293,573
478,026 Avanos Medical, Inc.(a) 9,522,278
254,295 Enovis Corp.(a) 11,494,134
180,670 Integer Holdings Corp.(a) 20,919,779
203,236 Omnicell, Inc.(a) 5,501,598
161,675 Pacira BioSciences, Inc.(a) 4,625,522
333,166 PetIQ, Inc.(a) 7,349,642
137,038 Simulations Plus, Inc. 6,662,788
222,445 Supernus Pharmaceuticals, Inc.(a) 5,950,404
95,866,383
Industrials - 21.3%
58,966 Alamo Group, Inc. 10,201,118
90,763 American Woodmark Corp.(a) 7,133,972
61,414 CSW Industrials, Inc. 16,293,748
118,328 EnerSys 12,249,315
115,972 Enpro, Inc. 16,882,044
89,978 ESCO Technologies, Inc. 9,451,289
397,260 ExlService Holdings, Inc.(a) 12,458,074
141,251 Franklin Electric Co., Inc. 13,605,296
119,256 ICF International, Inc. 17,704,746
Shares
Security
Description Value
197,523 Kforce, Inc. $ 12,272,104
228,587 Korn Ferry 15,347,331
123,327 NV5 Global, Inc.(a) 11,465,711
155,064,748
Information Technology - 15.1%
120,899 Advanced Energy Industries, Inc. 13,148,975
176,814 Ambarella, Inc.(a) 9,539,115
414,755 Benchmark Electronics, Inc. 16,366,232
180,884 Blackbaud, Inc.(a) 13,777,934
228,909 Cohu, Inc.(a) 7,576,888
197,880 CTS Corp. 10,018,664
166,602 Diodes, Inc.(a) 11,983,682
177,099 Power Integrations, Inc. 12,430,579
52,559 SPS Commerce, Inc.(a) 9,889,502
825,369 Viavi Solutions, Inc.(a) 5,670,285
110,401,856
Materials - 3.9%
84,551 Balchem Corp. 13,016,626
174,743 Kaiser Aluminum Corp. 15,359,910
28,376,536
Real Estate - 5.7%
195,809 Agree Realty Corp. REIT 12,128,409
285,137 CareTrust REIT, Inc. 7,156,939
422,896 Marcus & Millichap, Inc. 13,329,682
857,290 Sunstone Hotel Investors, Inc. REIT 8,967,253
41,582,283
Utilities - 2.8%
85,836 Chesapeake Utilities Corp. 9,115,783
122,684 IDACORP, Inc. 11,428,015
20,543,798
Total Common Stocks (Cost $547,028,522) 717,881,275
Shares
Security
Description Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
10,655,516 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
5.19%(b) 10,655,516
Total Short-Term Investments (Cost $10,655,516) 10,655,516
Investments, at value - 99.9% (Cost $557,684,038) 728,536,791
Other assets in excess of liabilities - 0.1% 781,844
NET ASSETS - 100.0% $ 729,318,635

Notes to Schedules of Portfolio Investments
June 30, 2024
(Unaudited)
Quarterly Report 2024

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
June 30, 2024
(Unaudited)
Quarterly Report 2024

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2024, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 63,221,305 $ – $ 63,221,305
Non-Agency Commercial Mortgage Backed Securities – 24,837,539 – 24,837,539
Non-Agency Residential Mortgage Backed Securities – 11,100,956 – 11,100,956
Corporate Bonds – 63,440,487 – 63,440,487
Government & Agency Obligations – 52,925,041 – 52,925,041
Preferred Stocks 344,400 – – 344,400
Short-Term Investments 1,600,617 – – 1,600,617
Total $ 1,945,017 $ 215,525,328 $ – $ 217,470,345
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 13,465,531 $ – $ 13,465,531
Non-Agency Commercial Mortgage Backed Securities – 6,810,988 – 6,810,988
Non-Agency Residential Mortgage Backed Securities – 13,169,615 – 13,169,615
Corporate Bonds – 43,968,186 – 43,968,186
Government & Agency Obligations – 90,536,325 – 90,536,325
Short-Term Investments 123,734 – – 123,734
Total $ 123,734 $ 167,950,645 $ – $ 168,074,379

Notes to Schedules of Portfolio Investments
June 30, 2024
(Unaudited)
Quarterly Report 2024

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 53,235,527 $ – $ 53,235,527
Short-Term Investments 592,922 – – 592,922
Total $ 592,922 $ 53,235,527 $ – $ 53,828,449
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 52,631,850 $ – $ – $ 52,631,850
Asset Backed Securities – 4,537,557 – 4,537,557
Non-Agency Commercial Mortgage Backed Securities – 2,427,767 – 2,427,767
Non-Agency Residential Mortgage Backed Securities – 841,026 – 841,026
Corporate Bonds – 9,304,997 – 9,304,997
Government & Agency Obligations – 11,974,236 – 11,974,236
Short-Term Investments 3,140,634 – – 3,140,634
Total $ 55,772,484 $ 29,085,583 $ – $ 84,858,067
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 12,968,310 $ – $ – $ 12,968,310
Short-Term Investments 153,848 – – 153,848
Total $ 13,122,158 $ – $ – $ 13,122,158
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 717,881,275 $ – $ – $ 717,881,275
Short-Term Investments 10,655,516 – – 10,655,516
Total $ 728,536,791 $ – $ – $ 728,536,791

Notes to Schedules of Portfolio Investments
June 30, 2024
(Unaudited)
Quarterly Report 2024

from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.